LONG-TERM DEBT - Maturity (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LONG-TERM DEBT
Borrowings	$ 9,999.5	$ 8,836.9	$ 9,266.8
Cost
LONG-TERM DEBT
Borrowings	10,019.7	$ 8,834.6
Cost | 2025
LONG-TERM DEBT
Borrowings	1,146.5
Cost | 2026
LONG-TERM DEBT
Borrowings	935.5
Cost | 2027
LONG-TERM DEBT
Borrowings	82.3
Cost | 2028
LONG-TERM DEBT
Borrowings	2,525.3
Cost | 2029
LONG-TERM DEBT
Borrowings	1,881.0
Cost | Thereafter
LONG-TERM DEBT
Borrowings	$ 3,449.1